MML SERIES INVESTMENT FUND II

Supplement dated June 30, 2006 to the

Prospectus dated May 1, 2006

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces the information found under Principal Investment Strategies and Risks on page 16 for the MML Small Cap Equity Fund:

The Fund invests mainly in common stocks of small-capitalization (“small-cap”) U.S. companies that the Fund’s Sub-Adviser, OppenheimerFunds, Inc. (“OFI”), believes have favorable business trends or prospects. Normally, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 2000® Index or the S&P SmallCap 600 Index—as of May 31, 2006, between $24.6 million and $5.5 billion. These may include “growth” and/or “value” common stocks and other equity securities. A “value” investment style attempts to find companies whose securities are believed to be undervalued in the marketplace. A “growth” investment style encompasses a search for companies whose earnings are expected to increase at a greater rate than the overall market. The Fund incorporates a blended style of investing combining both growth and value styles.

The range of capitalizations of companies included in each index will fluctuate as market prices increase or decrease or as the companies included in an index change. OFI will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in either index.

In selecting securities for purchase or sale by the Fund, OFI uses an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general, the selection process involves the use of:

•	Multi-factor quantitative models: These include a group of “top-down” models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by industries and value or growth styles. A group of “bottom-up” models helps to rank stocks in a universe, selecting stocks for relative attractiveness by analyzing fundamental stock and company characteristics.

•	Fundamental research: OFI uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

•	Judgment: The portfolio is then continuously rebalanced by OFI, based upon the quantitative tools and qualitative factors described above.

In seeking broad diversification of the Fund’s portfolio, OFI currently searches primarily for the following characteristics (although these may vary over time and in different cases):

•	Companies with a small market capitalization.

•	Companies with financial characteristics attractive to OFI’s quantitative models.

•	Companies experiencing positive changes in operations due to enhanced competitive ability and/or beneficial industry trends.

OFI employs a disciplined approach in deciding whether to sell particular portfolio securities based on quantitative models and fundamental research. If a particular stock exhibits the following factors, among others, OFI will consider selling the stock:

•	deterioration in a company’s expected earnings or cash flow;

•	change in valuation a determined by multiple variables including: earnings, cash flow and book value; or

•	analysis of a company’s balance sheet suggests less attractive earnings potential.

1

In addition, if the reason that OFI originally purchased the stock of a particular company materially changes, then OFI may also decide to sell the stock.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk, Leveraging Risk, and Portfolio Turnover Risk.

These Risks are described beginning on page 20.

The following information replaces the information found under About the Investment Adviser and Sub-Advisers on page 28 for the MML Small Cap Equity Fund:

Nikolaos D. Monoyios

is a portfolio manager of the MML Small Cap Equity Fund. Mr. Monoyios, a Chartered Financial Analyst, is a Senior Vice President of OFI. Prior to joining OFI in 1998, Mr. Monoyios was a portfolio manager at Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance Company for over 17 years.

Mark Zavanelli

is a portfolio manager of the MML Small Cap Equity Fund. Mr. Zavanelli, a Chartered Financial Analyst, is a Vice President of OFI which he joined in May 1998. Previously, he served as President of Waterside Capital Management, a registered investment adviser from August 1995 through April 1998.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L8063-06-01

2

MML SERIES INVESTMENT FUND II

Supplement dated June 30, 2006 to the

Statement of Additional Information dated May 1, 2006

This supplement provides new and additional information beyond that contained in the Statement of Additional Information. It should be retained and read in conjunction with the Statement of Additional Information.

The following information supplements the information beginning on page B-3 in the section titled Investment Practices of the Funds and Related Risks:

For purposes of each Fund’s concentration limitation as disclosed in the Prospectus, the Funds apply such policy to direct investments in the securities of issuers in a particular industry, as determined by each Fund’s sub-adviser. Each Fund’s sub-adviser may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by the sub-adviser does not assign a classification.

The following information replaces similar information found on pages B-5 and B-6 under the heading “E. MML Small Cap Equity” in the section titled Investment Practices of the Funds and Related Risks:

The Fund’s current nonfundamental investment policy is to normally invest at least 80% of the Fund’s net assets in publicly traded stocks of companies with market capitalizations, at the time of purchase, in the range of companies in the Russell 2000 Index or the S&P SmallCap 600 Index—as of May 31, 2006, between $24.6 million and $5.5 billion. However, the Fund will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the Russell 2000 Index or the S&P SmallCap 600 Index. Consequently, during periods of equity market strength, a substantial portion of the Fund’s portfolio may consist of securities issued by companies with a market capitalization in excess of the upper range of the Russell 2000 Index or the S&P SmallCap 600 Index. The Fund may purchase securities with above-average volatility relative to indices like the S&P 500® Index. While such volatility frequently may involve the opportunity for greater gain, it also generally involves greater risk of loss and, as a result, the Fund’s shares are suitable only for those investors who are in a financial position to assume such risk.

The Fund incorporates a blended style of investing combining both growth and value styles. In selecting securities for purchase or sale by the Fund, OFI uses an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. In seeking broad diversification of the Fund’s portfolio, OFI currently searches primarily for the following characteristics (although these may vary over time and in different cases): i) companies with a small market capitalization, ii) companies with financial characteristics attractive to OFI’s quantitative models, and/or iii) companies experiencing positive changes in operations due to enhanced competitive ability and/or beneficial industry trends. OFI employs a disciplined approach in deciding whether to sell particular portfolio securities based on quantitative models and fundamental research.

The following information replaces similar information found in the last sentence of the second full paragraph on page B-15 under the heading “5. Foreign Securities” in the section titled Investment Practices of the Funds and Related Risks:

In buying foreign securities, the Funds may convert U.S. dollars into foreign currency.

The following information replaces the information for Kevin M. McClintock found on page B-28 under the heading “Interested Trustee” in the section titled Management of the Trust:

Frederick C. Castellani 1295 State Street	Vice Chairman, Trustee and Vice President of MML II Trust
Springfield, MA 01111
Age: 59
Trustee since 2006
Trustee of 77 portfolios in fund complex

Executive Vice President (since 2001), Senior Vice President (1996-2001), MassMutual; Senior Vice President (1993-1996), CIGNA (Investment and Retirement Services); Trustee, Vice Chairman and President (since 2006), Vice President (2004-2006), MassMutual Premier Funds (open-end investment company); Trustee and President (since 2001), MassMutual Select Funds (open-end investment company); Trustee (since 2001), Vice President (since 2006), MML Series Investment Fund (open-end investment company).

The following information supplements the information found on pages B-28 and B-29 under the heading “Principal Officers” in the section titled Management of the Trust:

The information for Ian W. Sheridan is hereby deleted.

David W. O’Leary is President of MML II Trust.

John Carlson	Vice President of MML II Trust
1295 State Street
Springfield, MA 01111
Age: 50
Officer since 2006
Officer of 27 portfolios in fund complex

Vice President (since 2004), Second Vice President (2002-2004), MassMutual; Vice President (1999-2002), CIGNA HealthCare; Vice President (since 2006), MML Series Investment Fund (open-end investment company).

John E. Deitelbaum 1295 State Street	Vice President, Clerk and Chief Legal Officer of MML II Trust
Springfield, MA 01111
Age: 37
Officer since 2006
Officer of 77 portfolios in fund complex

Vice President and Associate General Counsel (since 2006), Second Vice President and Associate General Counsel (2000-2006), MassMutual; Vice President, Secretary and Chief Legal Officer (since 2006), MassMutual Select Funds (open-end investment company); Vice President, Clerk and Chief Legal Officer (since 2006), MassMutual Premier Funds (open-end investment company); Vice President, Secretary and Chief Legal Officer (since 2006), MML Series Investment Fund (open-end investment company).

Eric H. Wietsma	Vice President of MML II Trust
1295 State Street
Springfield, MA 01111
Age: 39
Officer since 2006
Officer of 77 portfolios in fund complex

Vice President (since 2005), MassMutual; Vice President (1999-2005), Hartford Life Insurance Company; Vice President (since 2006), MassMutual Select Funds (open-end investment company); Vice President (since 2006), MassMutual Premier Funds (open-end investment company); Vice President (since 2006), MML Series Investment Fund (open-end investment company).

2

Tina Wilson	Vice President of MML II Trust
1295 State Street
Springfield, MA 01111
Age: 35
Officer since 2006
Officer of 27 portfolios in fund complex

Assistant Vice President (since 2000), MassMutual; Vice President (since 2006), MML Series Investment Fund (open-end investment company).

For the MML Small Cap Equity Fund, the following information replaces similar information found on page B-91 in the section titled Appendix C—Additional Portfolio Manager Information:

Manager	Number Of Accounts	Total Assets
Nikolaos Monoyios registered investment companies:	11	$23,384,720,023
other pooled investment vehicles:	1	$22,968,642
other accounts*:	None	None

*	Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

Manager	Number Of Accounts	Total Assets
Mark Zavanelli registered investment companies:	3	$6,801,047,886
other pooled investment vehicles:	None	None
other accounts*:	None	None

*	Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI L8063-06-1

3